Business Combinations - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities (Parentheticals) (Details) $ in Thousands	Aug. 23, 2022 USD ($)
Goodkind Group, LLC [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities [Line Items]
Net assets excluding of cash acquired	$ 147